Tax Receivable Agreement - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2024	Oct. 15, 2021
Class A Common Stock
Conversion of Stock [Line Items]
Conversion of stock (in shares)	1,059,848
Opco common units
Conversion of Stock [Line Items]
TRA, percent of income tax benefits payable to exchanging stockholders		85.00%